Note 16 - Basic and Diluted Net Income Per Common Share (Details) - Earnings Per Share Calculation Numerator In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Numerator―
Net income attributable to Internet Initiative Japan Inc.―basic and diluted	$ 43,137	¥ 4,442,237	¥ 5,300,654	¥ 3,640,963